Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Operating activities
Net income (loss)	$ 547	$ (81)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	5,661	5,207
Share-based compensation expense	4,308	1,979
Provision for doubtful accounts	50	25
Gain on disposal of fixed assets	(5)	(5)
Non-cash interest expense	36	54
Excess tax benefits related to exercise of share options		(226)
Unrealized currency (gain) loss on foreign denominated intercompany transactions	(6,307)	2,757
Changes in assets and liabilities:
Accounts receivable	782	(2,275)
Prepaid expenses and other current assets	1,337	783
Other assets	(39)	(167)
Accounts payable	2,429	(446)
Deferred revenue	5,751	3,861
Accrued expenses and other liabilities	2,238	483
Net cash provided by operating activities	16,788	11,949
Investing activities
Purchases of property and equipment	(9,729)	(7,402)
Net cash used in investing activities	(9,729)	(7,402)
Financing activities
Proceeds from exercises of share options	1,561	461
Excess tax benefits related to exercise of share options		226
Payments on debt	(2,490)	(2,759)
Payment of deferred initial public offering issuance costs		(1,582)
Net cash used in financing activities	(929)	(3,654)
Effect of foreign exchange rates on cash	(1,769)	268
Net increase in cash and cash equivalents	4,361	1,161
Cash and cash equivalents at beginning of period	106,140	32,890
Cash and cash equivalents at end of period	110,501	34,051
Supplemental disclosure of cash flow information
Cash paid during the period for interest	151	281
Cash paid during the period for income taxes	1,039	19
Supplemental disclosure of non-cash investing and financing
Unpaid purchases of property and equipment	$ 636	1,002
Unpaid deferred initial public offering issuance costs		$ 1,117